Future Minimum Lease Payments - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Ground rents	$ 287,143	$ 98,607	$ 546,884	$ 114,587
Contingent rents included in ground rents	10,932	10,786	46,980	1,733
Operating Leases, Rent Expense, Net	$ 44,816	$ 4,716	$ 32,744	$ 0